Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ (2,436)	$ (3,111)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					(241)	(982)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment, Amount					11	0
Effective Income Tax Rate Reconciliation, Transaction Costs, Amount					349	0
Effective Income Tax Rate Reconciliation, Fines and Penalties					28	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Payment Arrangement, Amount					(122)	0
Effective Income Tax Rate Reconciliation, Warrant Expense, Amount					(774)	0
Effective Income Tax Rate Reconciliation, Earnout Expense, Amount					(5,227)	0
Effective Income Tax Rate Reconciliation, PPP Loan Forgiveness, Amount					(1,058)	0
Effective Income Tax Rate Reconciliation, 162(m) Analysis, Amount					1,717	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount					6,941	3,597
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					141	3
Income Tax Expense (Benefit), Total	$ (32)	$ 780	$ 148	$ 998	$ (671)	$ (493)